FINANCIAL RISK MANAGEMENT (Details 12) - PEN (S/) S/ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Equity securities at 10 percent change [Member]
Disclosure of financial risks management [Line Items]
Sensitivity Analysis, Percentage Changes In Market Price	10.00%
Equity securities at 25 percent change [Member]
Disclosure of financial risks management [Line Items]
Sensitivity Analysis, Percentage Changes In Market Price	25.00%
Equity securities at 30 percent change [Member]
Disclosure of financial risks management [Line Items]
Sensitivity Analysis, Percentage Changes In Market Price	30.00%
Mutual Funds at 10 percent change [Member]
Disclosure of financial risks management [Line Items]
Sensitivity Analysis, Percentage Changes In Market Price	10.00%
Mutual Funds at 25 percent change [Member]
Disclosure of financial risks management [Line Items]
Sensitivity Analysis, Percentage Changes In Market Price	25.00%
Mutual Funds at 30 percent change [Member]
Disclosure of financial risks management [Line Items]
Sensitivity Analysis, Percentage Changes In Market Price	30.00%
Hedge Funds at 10 percent change [Member]
Disclosure of financial risks management [Line Items]
Sensitivity Analysis, Percentage Changes In Market Price	10.00%
Hedge Funds at 25 percent change [Member]
Disclosure of financial risks management [Line Items]
Sensitivity Analysis, Percentage Changes In Market Price	25.00%
Hedge Funds at 30 percent change [Member]
Disclosure of financial risks management [Line Items]
Sensitivity Analysis, Percentage Changes In Market Price	30.00%
Market price change risk [Member] | Equity securities at 10 percent change [Member]
Disclosure of financial risks management [Line Items]
Sensitivity Analysis,expected unrealized gain or loss due to change in market price	S/ 81,664	S/ 130,750
Market price change risk [Member] | Equity securities at 25 percent change [Member]
Disclosure of financial risks management [Line Items]
Sensitivity Analysis,expected unrealized gain or loss due to change in market price	204,161	326,875
Market price change risk [Member] | Equity securities at 30 percent change [Member]
Disclosure of financial risks management [Line Items]
Sensitivity Analysis,expected unrealized gain or loss due to change in market price	244,993	392,250
Market price change risk [Member] | Mutual Funds at 10 percent change [Member]
Disclosure of financial risks management [Line Items]
Sensitivity Analysis,expected unrealized gain or loss due to change in market price	40,937	29,234
Market price change risk [Member] | Mutual Funds at 25 percent change [Member]
Disclosure of financial risks management [Line Items]
Sensitivity Analysis,expected unrealized gain or loss due to change in market price	102,343	73,085
Market price change risk [Member] | Mutual Funds at 30 percent change [Member]
Disclosure of financial risks management [Line Items]
Sensitivity Analysis,expected unrealized gain or loss due to change in market price	122,811	87,701
Market price change risk [Member] | Hedge Funds at 10 percent change [Member]
Disclosure of financial risks management [Line Items]
Sensitivity Analysis,expected unrealized gain or loss due to change in market price	106	110
Market price change risk [Member] | Hedge Funds at 25 percent change [Member]
Disclosure of financial risks management [Line Items]
Sensitivity Analysis,expected unrealized gain or loss due to change in market price	266	274
Market price change risk [Member] | Hedge Funds at 30 percent change [Member]
Disclosure of financial risks management [Line Items]
Sensitivity Analysis,expected unrealized gain or loss due to change in market price	S/ 319	S/ 329